Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 6
Balance at end	2,941	6
Net book value	2,941	6
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15,779	15,669	15,669
Transfer from property, plant and equipment		122
Disposal		(12)
Acquisition	2,938
Balance at end	18,717	15,779	15,669
Net book value	18,717	15,779	15,669
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	6
Balance at end	2,941	6
Balance at beginning	15,773	15,669	15,669
Amortisation charge for the year	3	3
Transfer from property, plant and equipment		113
Disposal		(12)
Balance at end	15,776	15,773	15,669
Net book value	2,941	6
Intangible assets under development [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,378	13,378	13,378
Transfer from property, plant and equipment
Disposal
Acquisition	2,938
Balance at end	16,316	13,378	13,378
Net book value	16,316	13,378	13,378
Intangible assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at end	2,938
Balance at beginning	13,378		13,378
Amortisation charge for the year
Transfer from property, plant and equipment
Disposal
Balance at end	13,378	13,378
Net book value	2,938
Goodwill [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291	2,291
Transfer from property, plant and equipment
Disposal
Acquisition
Balance at end	2,291	2,291	2,291
Net book value	2,291	2,291	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at end
Balance at beginning	2,291	2,291	2,291
Amortisation charge for the year
Transfer from property, plant and equipment
Disposal
Balance at end	2,291	2,291	2,291
Net book value
IT and website costs [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	110
Transfer from property, plant and equipment		122
Disposal		(12)
Acquisition
Balance at end	110	110
Net book value	110	110
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	6
Balance at end	3	6
Balance at beginning	104
Amortisation charge for the year	3	3
Transfer from property, plant and equipment		113
Disposal		(12)
Balance at end	107	104
Net book value	£ 3	6
M T X 228 Tolimidone Acquired I P R D [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at end
Balance at beginning		£ 13,378
Balance at end			13,378
Net book value